UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Long Island Investors, LLC

Address:   1 Jericho Plaza, Suite 201
           Jericho, New York 11753


Form 13F File Number: 028-13892


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce A. Siegel
Title:  Executive Vice President and General Counsel
Phone:  (516) 935-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce A. Siegel                Jericho, New York                  8/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      167,090
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ABBOTT LABORATORIES            COM            002824100     1378    26180 SH       SOLE                 26180      0    0
AMAZON COM INC                 COM            023135106     1820     8900 SH       SOLE                  8900      0    0
AMERICAN TOWER CORP-CLASS A    COM            029912201     5258   100472 SH       SOLE                100472      0    0
AMPHENOL CORP CLASS A          COM            032095101     2003    37100 SH       SOLE                 37100      0    0
APPLE INC                      COM            037833100     6909    20582 SH       SOLE                 20582      0    0
AT&T INC                       COM            00206R102     1427    45422 SH       SOLE                 45422      0    0
AUTOMATIC DATA PROCESSING      COM            053015103     1693    32132 SH       SOLE                 32132      0    0
BANK OF AMERICA CORP           COM            060505104     2353   214724 SH       SOLE                214724      0    0
BOEING CO                      COM            097023105     5283    71465 SH       SOLE                 71465      0    0
CELGENE CORP                   COM            151020104     7380   122344 SH       SOLE                122344      0    0
CHEVRON CORP                   COM            166764100     4960    48235 SH       SOLE                 48235      0    0
CITIGROUP INC                  COM            172967101     2762    66320 SH       SOLE                 66320      0    0
COCA-COLA CO                   COM            191216100     1879    27918 SH       SOLE                 27918      0    0
COGNIZANT TECH SOLUTIONS CL A  COM            192446102      697     9500 SH       SOLE                  9500      0    0
COMCAST CORP CL A              COM            20030N101     1014    40000 SH       SOLE                 40000      0    0
CONOCOPHILLIPS                 COM            20825C104     4856    64585 SH       SOLE                 64585      0    0
DISNEY WALT CO                 COM            254687106     4915   125905 SH       SOLE                125905      0    0
EXPRESS SCRIPTS INC.COMMON     COM            302182100     1684    31200 SH       SOLE                 31200      0    0
EXXON MOBIL CORP               COM            30231G102     1308    16077 SH       SOLE                 16077      0    0
FREEPORT-MCMORAN COPPER & GOLD COM            35671D857     1243    23500 SH       SOLE                 23500      0    0
GENERAL ELECTRIC CO            COM            369604103     1359    72067 SH       SOLE                 72067      0    0
GENUINE PARTS CO               COM            372460105     1455    26745 SH       SOLE                 26745      0    0
GLAXOSMITHKLINE PLC SP ADR     COM            37733W105     1411    32885 SH       SOLE                 32885      0    0
GOLDMAN SACHS GROUP INC        COM            38141G104     4815    36177 SH       SOLE                 36177      0    0
GOOGLE INC                     COM            38259P508     6577    12989 SH       SOLE                 12989      0    0
HALLIBURTON CO COM             COM            406216101      510    10000 SH       SOLE                 10000      0    0
ILLINOIS TOOL WORKS INC        COM            452308109     1455    25748 SH       SOLE                 25748      0    0
INTEL CORP                     COM            458140100     1821    82160 SH       SOLE                 82160      0    0
INTL BUSINESS MACHINES CORP    COM            459200101     6421    37431 SH       SOLE                 37431      0    0
INTUITIVE SURGICAL INC         COM            46120E602     5304    14253 SH       SOLE                 14253      0    0
JOHNSON & JOHNSON              COM            478160104     1774    26675 SH       SOLE                 26675      0    0
JPMORGAN CHASE & CO            COM            46625H100     2412    58922 SH       SOLE                 58922      0    0
JUNIPER NETWORKS INC           COM            48203R104     1156    36700 SH       SOLE                 36700      0    0
KELLOGG CO                     COM            487836108     1375    24857 SH       SOLE                 24857      0    0
KIMBERLY CLARK CORP            COM            494368103     1359    20423 SH       SOLE                 20423      0    0
MASTERCARD INC                 COM            57636Q104     2290     7600 SH       SOLE                  7600      0    0
MCDONALDS CORP                 COM            580135101     6901    81844 SH       SOLE                 81844      0    0
MICROSOFT CORP                 COM            594918104     1771    68122 SH       SOLE                 68122      0    0
NEXTERA ENERGY INC             COM            65339F101     1388    24162 SH       SOLE                 24162      0    0
ORACLE CORP                    COM            68389X105     6329   192320 SH       SOLE                192320      0    0
PEPSICO INC                    COM            713448108     7005    99457 SH       SOLE                 99457      0    0
PFIZER INC                     COM            717081103     1447    70255 SH       SOLE                 70255      0    0
PHILIP MORRIS INTL INC         COM            718172109     1456    21810 SH       SOLE                 21810      0    0
PRAXAIR INC                    COM            74005P104     1984    18300 SH       SOLE                 18300      0    0
PRICELINE.COM INC (NEW)        COM            741503403     5872    11470 SH       SOLE                 11470      0    0
PROCTER & GAMBLE CO            COM            742718109     1326    20858 SH       SOLE                 20858      0    0
QUALCOMM INC                   COM            747525103     6309   111090 SH       SOLE                111090      0    0
ROVI CORP                      COM            779376102     1285    22400 SH       SOLE                 22400      0    0
SCHLUMBERGER LTD               COM            806857108     4332    50135 SH       SOLE                 50135      0    0
SOUTHERN CO                    COM            842587107     1410    34927 SH       SOLE                 34927      0    0
SPDR GOLD TR GOLD SHS          COM            78463V107     1044     7150 SH       SOLE                  7150      0    0
SUNCOR ENERGY INC NEW          COM            867224107     1767    45200 SH       SOLE                 45200      0    0
SYSCO CORP                     COM            871829107     1444    46305 SH       SOLE                 46305      0    0
UNITED PARCEL SERVICE CL B     COM            911312106     1371    18795 SH       SOLE                 18795      0    0
UNITED TECHNOLOGIES CORP       COM            913017109     3307    37367 SH       SOLE                 37367      0    0
VERIZON COMMUNICATIONS         COM            92343V104     1428    38352 SH       SOLE                 38352      0    0
VISA INC COM CL A              COM            92826C839     4260    50555 SH       SOLE                 50555      0    0
WASTE MGMT INC DEL             COM            94106L109     1338    35890 SH       SOLE                 35890      0    0


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